BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Shares/ Units		Value
	COMMON STOCK (97.9%)
	CANADA (5.1%)
	CONSUMER CYCLICAL
117,786	Alimentation Couche-Tard, Inc.	$5,975,450
	FINANCIALS
1,896,426	Brookfield Corp.	66,334,199
	TECHNOLOGY
19,625	Constellation Software, Inc.	41,547,525
	Total Canada	113,857,174

	CAYMAN ISLANDS (6.5%)
	COMMUNICATIONS
4,094,488	JD.com, Inc. (Class A)	84,230,721
922,684	Trip.com Group, Ltd. ADR[1]	37,866,951
		122,097,672
	CONSUMER CYCLICAL
3,753,290	Li Ning Co., Ltd.	23,038,554
	Total Cayman Islands	145,136,226

	FINLAND (1.3%)
	INDUSTRIALS
556,548	Kone Oyj (Class B)	28,559,885
	Total Finland	28,559,885

	FRANCE (17.5%)
	CONSUMER CYCLICAL
17,736	LVMH Moet Hennessy Louis Vuitton SE	16,595,553
	CONSUMER NON-CYCLICAL
68,191	L'Oreal S.A.	31,762,905
220,431	Sartorius Stedim Biotech	69,039,159
883,993	Worldline S.A.[1,2]	35,132,689
		135,934,753
	INDUSTRIALS
751,500	Safran S.A.	125,146,992
389,448	Schneider Electric SE	69,618,851
50,355	Thales S.A.	7,544,596
		202,310,439
	TECHNOLOGY
821,696	Dassault Systemes SE	35,250,011
	Total France	390,090,756

	GERMANY (7.9%)
	CONSUMER CYCLICAL
240,318	Adidas AG	48,715,837

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	GERMANY (continued)
	CONSUMER NON-CYCLICAL
80,055	Bayer AG	$4,687,326
175,564	Merck KGaA	30,914,863
		35,602,189
	TECHNOLOGY
677,093	SAP SE	92,817,130
	Total Germany	177,135,156

	HONG KONG (5.6%)
	FINANCIALS
9,246,535	AIA Group, Ltd.	92,403,858
790,319	Hong Kong Exchanges & Clearing, Ltd.	33,295,507
	Total Hong Kong	125,699,365

	IRELAND (4.7%)
	INDUSTRIALS
1,735,722	CRH, Plc.	104,276,271
	Total Ireland	104,276,271

	JAPAN (3.9%)
	INDUSTRIALS
75,226	Keyence Corp.	33,791,858
	TECHNOLOGY
318,130	Obic Co., Ltd.	52,128,391
	Total Japan	85,920,249

	JERSEY (2.3%)
	CONSUMER NON-CYCLICAL
225,553	Clarivate, Plc.[1]	2,145,009
1,274,686	Experian, Plc.	49,302,179
	Total Jersey	51,447,188

	LUXEMBOURG (1.7%)
	COMMUNICATIONS
203,162	Spotify Technology S.A.[1]	30,354,434
	CONSUMER NON-CYCLICAL
124,134	Eurofins Scientific SE	8,552,129
	Total Luxembourg	38,906,563

	NETHERLANDS (10.5%)
	COMMUNICATIONS
847,094	Prosus NV1	67,236,535
	CONSUMER CYCLICAL
1,386,032	Universal Music Group NV	35,909,936

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	NETHERLANDS (continued)
	CONSUMER NON-CYCLICAL
24,524	Adyen NV1,2	$45,657,280
223,255	Heineken NV	21,939,071
		67,596,351
	TECHNOLOGY
87,400	ASML Holding NV	62,711,042
	Total Netherlands	233,453,864

	SPAIN (1.6%)
	CONSUMER NON-CYCLICAL
498,659	Amadeus IT Group S.A.	35,871,986
	Total Spain	35,871,986

	SWEDEN (0.7%)
	INDUSTRIALS
242,731	Assa Abloy AB (Class B)	5,844,570
940,221	Hexagon AB (Class B)	9,101,932
	Total Sweden	14,946,502

	SWITZERLAND (9.5%)
	BASIC MATERIALS
597,515	DSM-Firmenich AG	66,173,926
	CONSUMER NON-CYCLICAL
1,067,868	Alcon, Inc.	91,097,890
59,741	Sonova Holding AG	16,710,435
		107,808,325
	FINANCIALS
23,320	Partners Group Holding AG	26,288,809
	INDUSTRIALS
35,706	Sika AG	11,147,812
	Total Switzerland	211,418,872

	TAIWAN (4.5%)
	TECHNOLOGY
1,050,104	MediaTek, Inc.	23,035,918
777,767	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	77,115,598
	Total Taiwan	100,151,516

	UNITED KINGDOM (9.5%)
	CONSUMER CYCLICAL
6,001,675	Dowlais Group, Plc.[1]	9,488,814
	CONSUMER NON-CYCLICAL
2,323,107	Rentokil Initial, Plc.	19,000,736

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Shares/
Units		Value
	COMMON STOCK (continued)
	United Kingdom (continued)
	FINANCIALS
623,319	London Stock Exchange Group, Plc.	$67,771,179
9,415,039	Melrose Industries, Plc.[1]	64,251,235
3,716,276	Prudential, Plc.	51,743,042
		183,765,456
	Total United Kingdom	212,255,006

	UNITED STATES (5.1%)
	CONSUMER CYCLICAL
45,925	Lululemon Athletica, Inc.[1]	17,383,990
	CONSUMER NON-CYCLICAL
680,123	Revvity, Inc.	83,621,123
30,438	S&P Global, Inc.	12,008,095
		95,629,218
	Total United States	113,013,208

	Total Common Stock
	(Cost $1,819,265,323)	2,182,139,787

	REGISTERED INVESTMENT COMPANIES (1.1%)
	UNITED STATES (1.1%)
24,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities
	Portfolio, Institutional Share Class	24,500,000
	Total United States	24,500,000

	Total Registered Investment Companies
	(Cost $24,500,000)	24,500,000

TOTAL INVESTMENTS (Cost $1,843,765,323)[3]	99.0%	$2,206,639,787
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.0%	21,713,310
NET ASSETS	100.00%	$2,228,353,097

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2023 was $ 80,789,969 or 3.6% of net assets.
[3]	The aggregate cost for federal income tax purposes is $1,843,765,323, the aggregate gross unrealized appreciation is $444,981,116 and the aggregate gross unrealized depreciation is $82,106,652, resulting in net unrealized appreciation of $362,874,464.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviation:

ADR – American Depositary Receipt.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

	Unadjusted Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	July 31, 2023
Common Stock:
Canada	$113,857,174	$–	$–	$113,857,174
Cayman Islands	37,866,951	107,269,275	–	145,136,226
Finland	–	28,559,885	–	28,559,885
France	–	390,090,756	–	390,090,756
Germany	–	177,135,156	–	177,135,156
Hong Kong	–	125,699,365	–	125,699,365
Ireland	–	104,276,271	–	104,276,271
Japan	–	85,920,249	–	85,920,249
Jersey	2,145,009	49,302,179	–	51,447,188
Luxembourg	30,354,434	8,552,129	–	38,906,563
Netherlands	–	233,453,864	–	233,453,864
Spain	–	35,871,986	–	35,871,986
Sweden	–	14,946,502	–	14,946,502
Switzerland	–	211,418,872	–	211,418,872
Taiwan	77,115,598	23,035,918	–	100,151,516
United Kingdom	–	212,255,006	–	212,255,006
United States	113,013,208	–	–	113,013,208
Exchange-Traded Funds:
United States	24,500,000	–	–	24,500,000
Investments, at value	$398,852,374	$1,807,787,413	$–	$2,206,639,787

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.